Revenue Recognition - Contract Cost Assets (Details) $ in Millions	Dec. 31, 2018 USD ($)
Contract cost assets
Total contract cost assets	$ 164
Sales commissions
Contract cost assets
Total contract cost assets	154
Installation costs
Contract cost assets
Total contract cost assets	$ 10